Amount Due to Director (Details) - Schedule of Amount Due To a Director - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Amount Due To a Director [Abstract]
Amount due within 1 year	$ 3,780,324	$ 3,579,169	$ 3,322,862	$ 3,033,028
Amount due after 1 year	11,518,726	11,278,227	12,209,702	12,666,389
Total	$ 15,299,050	$ 14,857,396	$ 15,532,564	$ 15,699,417